Long-Term Debt - Repayment Schedule (Table) (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Debt Disclosure [Abstract]
June 30, 2025	$ 173,677
June 30, 2026	200,629
June 30, 2027	192,992
June 30, 2028	153,815
Total	$ 721,113